JPMORGAN TRUST I

J.P. Morgan Funds

JPMorgan Total Emerging Markets Fund

Prospectus dated February 28, 2014, as supplemented

J.P. Morgan Income Funds

JPMorgan Emerging Markets Local Currency Debt Fund

Prospectus dated February 28, 2014, as supplemented

J.P. Morgan Equity Funds

JPMorgan Disciplined Equity Fund

JPMorgan Dynamic Growth Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Small Company Fund

Prospectus dated November 1, 2013, as supplemented

JPMorgan Mid Cap Equity Fund

Prospectus dated March 7, 2014

J.P. Morgan International Equity Funds

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Value Fund

JPMorgan Intrepid International Fund

Prospectus dated February 28, 2014, as supplemented

JPMorgan Global Natural Resources Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Unconstrained Equity Fund

Prospectuses dated February 28, 2014, as supplemented

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Equity Fund

Prospectus dated November 1, 2013, as supplemented

SUP-R2R5R6-714

JPMORGAN TRUST II

J.P. Morgan Equity Funds

JPMorgan Equity Income Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectus dated November 1, 2013, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Research Enhanced Equity Fund

Prospectus dated February 28, 2014, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2013, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2013, as supplemented

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Prospectus dated December 27, 2013, as supplemented

(Class R2, Class R5 and Class R6 Shares)

Supplement dated July 1, 2014

to the Prospectuses as dated above, as supplemented

Effective July 1, 2014, the “What are my exchange privileges?” and “When are my exchanges processed?” sections under the “Exchanging Fund Shares” section in the “How to Do Business with the Fund(s)” section are deleted in their entirety and replaced with the following:

What are my exchange privileges?

Subject to meeting any applicable investment minimum and eligibility requirements, Class R2, Class R5 and Class R6 Shares may be exchanged for the same class of shares of another J.P. Morgan Fund, or any other class of shares of the same Fund. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests for shares are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE